Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 11 - EQUITY:

A.	Share capital

On June 18, 2025, the Company performed a reverse stock split of 5 to 1. An additional reverse stock split was performed subsequent to balance sheet date, at a ratio of 7 to 1, which came into effect on January 26, 2026. Share data in these financial statements, have been adjusted retroactively to give effect to these reverse stock splits, and the consequent changes made to exercise price and underlying ordinary shares of warrants and options issued by the Company and the conversion ratio of preferred shares issued in 2025.

1)	On February 16, 2023, the Company completed a private placement by certain investors, some of whom are existing shareholders of the Company (the “Investors”), and the former controlling shareholder of the Company, in an aggregate amount of NIS 12.46 million ($3.59 million). Under the investor agreements the Company issued 6,681 units, each consisting of one Ordinary Share and one non-registrable and non-tradeable warrant at a price of NIS 1,865.5 ($542.5) per each issued Unit. Each warrant is exercisable into one Ordinary Share subject to payment of exercise price of NIS 2,145.5 ($583.1) per warrant for a term of five (5) years from the issuance date of the offered warrants.

Issuance costs (of approximately $ 29 thousand) and the placement proceeds were allocated on a relative fair value basis ($ 2.24 million to share capital and premium and $1.35 million to the warrants); the warrants fair value was determined on the basis of the Black - Scholes pricing model.

The above private placement includes 1,843 units (representing a total investment of $1 million in cash), offered to Mr. Avraham Brenmiller - the Company’s former controlling shareholder and the Company’s Chief Executive Officer and Chairman of the Board of Directors (the “Board”) - with the same terms and conditions, as offered to the other investors.

2)	On June 9, 2023, the Company, entered into a Sales Agreement with A.G.P./Alliance Global Partners (“the Sales Agent”), pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent as agent or principal, Ordinary Shares under an “at the market offering” (“ATM”) as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, or the Securities Act. The Ordinary Shares will be offered and sold pursuant to the Company’s currently effective registration statement on Form F-3, the prospectus contained therein and the prospectus supplement filed with the SEC dated June 9, 2023, under which the Company may offer and sell its Ordinary Shares having an aggregate offering price of up to $9,350 thousand from time to time through A.G.P.

During the second half of 2023, under the agreement with A.G.P., the Company issued 1,023 ordinary shares for a total consideration of $220 thousand, net of agent commissions of $12 thousand and other issuance costs of $115 thousand. During 2024, the Company issued 106,069 Ordinary shares for a total consideration of $6,503 thousand, net of agent commissions of $214 thousand and other issuance costs of $108 thousand.

On June 9, 2025, the Company filed a prospectus supplement to increase the dollar amount from Ordinary Shares, that may be offered and sold under its agreement with A.G.P., by $2,381,812. During 2025, under the agreement with the Sales Agent, the Company issued 153,720 ordinary shares, for a total net consideration of approximately $3,393 thousand; agent commissions and other issuance costs amounted to $155 thousand.

3)	On June 15, 2023, the Company completed a private placement offering of its securities for the aggregate gross proceeds of $2.5 million with one of the Company’s shareholders, a Switzerland-based company. The placement included 7,108 units (the “June Units”), each June Unit consisting of one ordinary share of the Company, and one non-tradeable warrant to purchase one ordinary share, at a price per Unit of $350.

The warrants are exercisable at a price of $420 per share, reflecting a 33% premium over the market price of the Company’s Ordinary Shares on The Nasdaq Stock Market LLC at the close on June 12, 2023. The warrants are exercisable from June 12, 2024 and until June 12, 2028.

Issuance costs (of approximately $20 thousand) and the placement proceeds were allocated on a relative fair value basis ($1.57 million to share capital and premium and $0.93 million to the warrants); the fair value of the warrants was determined on the basis of the Black-Scholes pricing model.

4)	On January 25, 2024, the Company closed a public offering under which it completed the issuance and sale of 6,857 Ordinary Shares, no par value per share of the Company at a price of $157.5 per share, pre-funded warrants at a price of $157.49, to purchase 18,540 Ordinary Shares (which were all exercised into shares on May 17, 2024) and warrants to purchase 25,397 Ordinary Shares at an exercise price of $175 per share. The Warrants are exercisable immediately and will expire five years from the date of issuance. The Pre-Funded Warrants were exercisable immediately at a price of $0.0035 per share and were exercisable until exercised in full.

The Ordinary Shares, Warrants and Pre-Funded Warrants were offered and sold pursuant to an effective Registration Statement on Form F-1, as amended. The aggregate gross proceeds from this offering were approximately $4.0 million before deducting placement agent fees of $280 thousand and other fund-raising expenses, of $316 thousand (see also C2(b) below).

5)	On August 4, 2024, the Company entered into a definitive securities purchase agreement with Alpha for a private placement of 28,571 Ordinary Shares at a price of $36.75 per share. The private placement closed on December 4, 2024, and the proceeds of $1,050 thousand, net of issuance costs of $21 thousand was received.

Under the terms of the agreement, the investor will have a one-time future investment right, from the date hereof until the date that is 12 months after the closing date, to subscribe for an additional 28,571 Ordinary Shares (or at the election of the Investor pre-funded warrants to purchase up to 28,571 Ordinary Shares in lieu of Ordinary Shares) at a price of $87.5 per ordinary share (or pre-funded warrant), in a private placement. This additional investing right was triggered on January 10, 2025 (after the Company’s Ordinary Shares closed on Nasdaq above $87.5 per ordinary share), but expired after 15 business days without being exercised

6)	On April 2, 2025, a special general meeting of the Company’s shareholders approved an increase in the authorized share capital of 135,000,000 Ordinary Shares following which the authorized share capital of the Company is comprised of 150,000,000 Ordinary Shares.

7)	During 2024 and 2025 , the Company filed several registration statements on Form S-8 under the Securities Act of 1933, as amended, to register additional Ordinary Shares, in the aggregate of 302,282 shares, issued or reserved for issuance under the 2013 Option Plan, which are in addition to an aggregate of already registered 8,432 Ordinary Shares under the Plan.

8)	On May 14, 2025, the Company completed a public offering that included the issuance of 65,934 ordinary shares, 65,934 B warrants and 65,934 C warrants, exercisable at any time until expiration date, into 65,934 and 65,934 ordinary shares of the Company, respectively (see table in 11C below). Total net proceeds received in the offering amount to $1,211 thousand (net of $289 thousand offering costs). According to their terms, these warrants were classified as equity.

9)	On July 25, 2025, the Company entered into a securities purchase agreement (the “SPA”) with Alpha pursuant to which, the Company agreed to issue and sell to Alpha, subject to certain conditions, up to an aggregate of $25 million in securities across multiple tranches, consisting of preferred shares, pre-funded warrants, and ordinary warrants.

At the initial closing, which took place on July 28, 2025, for a subscription gross amount of $1.395 million (as amended on August 11, 2025), the Company issued (i) pre-funded warrants to purchase 90,225 ordinary shares at an exercise price of $0.00007 per share, and (ii) ordinary warrants to purchase 90,225 ordinary shares at an exercise price of $14.63 per share. Total issuance costs amounted to $119 thousand. The pre-funded warrants were fully exercised on August 21, 2025. The ordinary warrants are exercisable upon issuance and expire five years from the initial exercise date. According to their terms, these warrants were classified as equity. The exercise of the pre-funded warrants and ordinary warrants are subject to certain beneficial ownership limitations contained therein.

On September 25, 2025, the Company received the required shareholders’ approval at its Annual and Special General Meeting of Shareholders to, among other things, amend and restate its Articles of Association to create a class of preferred shares. Following these, on September 29,2025, the Company issued 3,800 preferred shares with a stated value of $1,000 per share, (the “Preferred Shares”), in exchange for an additional $3.8 million investment (the “Equity Closing”). Total issuance costs amounted to $67 thousand. Each Preferred Share is convertible into ordinary shares at a fixed conversion price of $16.016 per share. At the Equity Closing, the Company also issued 237,263 accompanying additional ordinary warrants, with an exercise price of $16.8 per share, equal to 100% of the shares underlying the Preferred Shares, which are exercisable upon issuance and will expire five years from the initial exercise date. According to their terms, these warrants were classified as equity.

Under the terms of the Securities Purchase Agreement, subject to certain conditions, Alpha also has the right to purchase additional preferred shares and warrants from the Company up to an additional $20 million. Any subsequent equity investment will be at no less than $ 1 million and will include preferred shares and warrants with the same number of underlying ordinary shares (upon conversion or exercise). Conversion ratio of the preferred shares will be based on the weighted average market closing price in the last 5 days prior to investor’s notice. The warrants are exercisable upon issuance and will expire five years from the initial exercise date. According to their terms, these warrants were classified as equity.

The conversion ratio for all preferred shares issued under the agreement and the exercise price and number of underlying ordinary shares of all warrants issued under the agreement, are subject to anti-dilution adjustments, including full ratchet adjustment (for down-rounds).

In this framework, two subsequent fundings were done by Alpha in December in the gross amount of $1,000 thousand, each, pursuant to which the Company issued (i) on December 3, 2025, 1,000 preferred shares with a stated value of $1,000 per share, convertible into 127,779 ordinary shares at a fixed conversion price of $7.826 per share, and ordinary warrants to purchase 127,779 ordinary shares at an exercise price of $16.8 per share, and (ii) in December 30, 2025, 1,000 preferred shares with a stated value of $1,000 per share, convertible into 207,641 ordinary shares at a fixed conversion price of $4.816 per share, and ordinary warrants to purchase 207,641 ordinary shares at an exercise price of $4.816 per share. Total issuance costs amounted to $52 thousand.

Consequently, and under the anti-dilution provisions in the agreement, the conversion ratio of all outstanding preferred shares, and the exercise price of all warrants issued under the agreement were down adjusted to $4.816 per share. In this respect, the Company has recognized a transfer of deemed dividend of $9,371 thousand from its ordinary shareholders to its preferred shareholder and warrants holders in its statement of changes in equity. See also Note 15A as to subsequent funding and dilution.

The Securities Purchase Agreement also provides for certain additional fundings by Alpha after the Equity Closing which can come in the form of warrant exercises, subsequent financing or other financing arranged by Alpha, subject to certain conditions, up to $15 million, over a two year period beginning after the Equity Closing. Assuming full exercise of all warrants, the overall financing from Alpha may reach $50 million.

Per the agreement, the Company has agreed to file registration statements with the U.S. Securities and Exchange Commission pertaining to the resale of ordinary shares resulting from the conversion or exercise of the Preferred Shares, pre-funded warrants and warrants issued at the initial closing and Equity Closing.

B.	Preferred shares

The preferred shares have no par value and are issued for a stated value of $1,000 per preferred share. They carry a cumulative preferred annual dividend of 8%, and also participate in dividends, if and when distributed to ordinary shareholders (on an “as if converted basis”). The dividend can be paid in cash or converted to ordinary shares, provided the company meets distribution conditions and formally approve a dividend distribution for the preferred shares.

The preferred shares are convertible into the company’s listed ordinary shares at any time, in whole or in part, exclusively into the Company’s ordinary shares.

As of December 31, 2025, and following the dilution provisions of the SPA agreement (see A(9) above), all preferred shares have conversion ratio of $4.816 per ordinary share and can be converted to 1,039,867 Ordinary shares. Total accumulated preferred dividend amounts to $68 thousand. See also Note 15A as to subsequent funding and dilution.

Subsequent to December 31, 2025, preferred shares with a stated value of $3,791 thousand were converted to 1,861,035 ordinary shares.

The preferred shares are not registered for trading and have no voting rights.

C.	Warrants:

1)	Quoted Warrants (Series 3)

During 2023 and as part of the delisting process of the Company’s Ordinary Shares from TASE, the Company made an arrangement with the holders of Series 3 warrants, following which 94% of the holders of Series 3 exercised their warrants for 537 Ordinary Shares for a consideration of NIS 241 thousand ($72 thousand); the remaining warrants (Series 3) expired. The incremental value of NIS 341 thousand ($92 thousand) for the change in terms of the warrants was recognized against additional paid in capital (see also Note 13I).

2)	The following table presents the outstanding non-marketable warrants, as of December 31, 2025 and their terms:

Date of issuance	Number of outstanding warrants(*)		Exercise price for one Ordinary share(*)	Expiration date
February 16, 2023 (a)	6,109		$583.1	February 1, 2028
February 16, 2023 (a)	572	(**)	NIS 2,145.5	February 1, 2028
June 15, 2023 (a)	7,108		$420	June 12, 2028
January 25, 2024 (b)	25,397		$175	January 25, 2029
May 14, 2025	65,934		$26.25	May 14, 2026
May 14, 2025	65,934		$26.25	May 14, 2030
July 7, 2025	274,086		$4.816	July 7, 2030
September 30, 2025	827,661		$4.816	September 30, 2030
December 4, 2025	445,741		$4.816	December 4, 2030
December 30, 2025	207,641		$4.816	December 30, 2030

(*)	Number of outstanding warrants and exercise prices have been adjusted to give retroactive effect to the down round anti-dilution provision included in the terms of such warrants, as affected by new equity investments up to December 31, 2025 (see also Note 15A).

(**)	Representing the balance of warrants that are presented as a liability - see (a) below

(a)	The 2023 warrants that originally had a NIS denominated exercise price, were reclassified from equity to liabilities on January 1, 2024, as a result of the change in the functional currency of the Company (at their fair value of $1,649 thousand). Following the approval of Board and the warrants’ holders (except for one individual) to fix the exercise price of such warrants into US Dollars terms, all consented warrants were reclassified to equity at their present fair value of $225 thousand (valued at modification date under the Black - Scholes pricing model); consequently, the Company recognized $1,419 thousand in financial income for year 2024, resulting from the change in fair value of the warrants’ liability.

(b)	These warrants were initially classified as a liability, following which, the gross proceeds received in the January 25, 2024 offering were initially allocated to the warrant’s, based on their fair value, and the residual was allocated to the shares and the prefunded warrants issued. Upon issuance, the warrants liability was valued at $3,176 thousand using the Black-Scholes pricing model, and a corresponding $473 thousand of issuance costs, were allocated to the warrants, were carried directly to financial expenses.

The features of these warrants were amended under an agreement with the holding investor which became effective on June 6, 2024. Consequently, the Company reclassified these warrants to equity at their fair value of $481 thousand (valued under the Black - Scholes pricing model) and recognized financial income from the change in their fair value of $2,695 thousand.

D.	Share-based payments:

1)	2013 Option Scheme

In July 2013, the Company’s Board approved a share option scheme that is intended to provide an incentive to retain or attract employees, directors, consultants and service providers of the Company and its Affiliates and will be administered by the Board (“the 2013 plan”). On September 15, 2022, the Board approved an amendment to the plan, that will allow the Company to reserve from time-to-time, out of its authorized unissued share capital, such number of Shares, as the Board deems appropriate.

The options can be exercised for a period of up to 10 years from the date of their allotment. An option that is not exercised by that date will expire.

Pursuant to the options plan, the options for the Company’s employees and officers, other than its former controlling shareholder, will be allocated under Section 102 of the Israeli Income Tax Ordinance (where the Board can determine the type of option as “Option 102 in the Non-Trustee Track” or “Option 102 in the Trustee Track”) and the options for service providers and the former controlling shareholder of the Group, will be allocated in accordance with Section 3(i) of the Israeli Income Tax Ordinance.

See also A(7) above.

2)	Amendment to the Company’s compensation policy and Restricted Shares and Restricted Share Units

On January 24, 2023, the Company adopted an amendment to the Company’s compensation policy, which includes an efficiency plan to decrease expenses and the Company’s burn rate. The adopted plan allows the Compensation Committee and the Board, subject to certain minimum terms and conditions, to exchange basic salary (in whole or in part), accrued and unpaid cash salary to Company’s employees and officers, with equity-based compensation (the “Efficiency Plan”), by issuing Restricted Shares or Restricted Shares Units (“RSUs”).

Under the above approved compensation plan, the Company also granted during 2023 to its employees and service providers: (a) 223 RSUs in exchange for employee and service providers’ salary of NIS 346 thousand (approximately $ 94 thousand); these shares vest mainly over 12 months, (b) bonuses in fully vested 1,352 RS to employees and service providers, with estimated value in the amount of NIS 2,328 thousand ($ 649 thousand), and (c) 285 RS in exchange for service providers’ fees of NIS 494 thousand (approximately $ 134 thousand).

During 2024, the Company granted 3,304 fully vested RS to service providers, valued $158 thousand and granted bonuses to employees and service providers, in share based payment valued under the Black - Scholes pricing model at $ 482 thousand, which included 6,343 fully vested RS.

In January 2025, following the approval of the remuneration committee of the amounts due of $300 thousand (presented as a liability as of December 31, 2024), the Company granted to its officers 2,081 fully vested share options with a value of $163 thousand and 1,737 fully vested restricted shares (RS) with a value of $137 thousand; these grants were made with respect to 2024 remuneration scheme to officers of the Company (the number of options and RS granted were determined upon approval by the remuneration committee, resulting with the reclassification of the liability to equity in 2025);

Under the 2025 preservation of employees’ plan, the Company granted: 412 fully vested share options with the value of $32 thousand and 4,954 fully vested RS with a value of $390 thousand (recognized as an expense in 2025).

All Restricted Shares and Restricted Share Units (RS and RSU) are fully vested as of December 31, 2025.

3)	Information on the share option awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2025 and 2024 are presented in the table below:

	Year ended December 31, 2025			Year ended December 31, 2024
Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value
Outstanding at beginning of the year	13,027	$0.35-$8,648	$393,276	3,828	$28.7-$8,648	$57,959
Granted	189,319	$0.07-$15.12	$2,013,668	9,763	$0.35-$374.5	$244,398
Exercised**	-	-	-	(52)	56	$7,565
Forfeited	(223)	$1,400-$2,149	-	(293)	$374.5-$2,177	-
Expired	(555)	$2,684.5	-	(219)	$1,340.5-$1,862	-
Outstanding at end of the year	201,568	$0.07-$8,648	$504,765	13,027	$0.35-$8,648	$393,276
Exercisable at end of the year	59,444	$0.07-$8,648	$186,925	6,475	$0.35-$6,485	$172,878

*	Per 1 Ordinary Share with no par value.

**	Including options exercised. Average share price for options exercised in 2024 - $ 202.65.

4)	The following table summarizes information about stock-based awards outstanding and exercisable at December 31, 2025:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$0.07-$29.05	199,325	4.7	57,201	4.8
$1,400-$2,149	1,209	6.2	1,209	6.2
$3,500	177	2.5	177	2.5
$4,322;$6,485;$8,648	857	6.2	857	6.2
	201,568	4.8	59,444	4.9

5)	Share-based compensation expense for the years ended December 31, 2025, 2024 and 2023 was as follows (U.S. dollars in thousands):

	Year ended December 31
	2025	2024	2023

Cost of revenue	7	9	52
Research and development	281	348	416
Sales and marketing	213	204	279
General and administrative	706	824	1,034
Total share-based compensation expenses	1,207	1,385	1,781

As of December 31, 2025, there is an unrecognized share-based compensation expense of $1,782 thousand to be recognized over the average remaining vesting period of 1.4 years.

6)	The calculated fair value of option grants was estimated using the Black-Scholes pricing model with the following assumptions:

	Year ended December 31
	2025	2024	2023
Risk-free interest rate	3.66%-4.57%	3.84% - 4.4%	4.75%
Expected option term (in years)	2.0 - 5.0	2.0 - 5.0	10.0
Expected price volatility	120%-139%	96% - 152%	76%
Fair value of an ordinary share	$4.97-$78.68	$22.05 - $213.5	NIS 1,141
Dividend yield	0%	0%	0%